UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08512
PIMCO Advisors VIT
(Exact name of registrant as specified in charter)
1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)
Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	12/31

Date of reporting period:	9/30

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Advisors VIT

OpCap Equity Portfolio

Schedule of Investments

September 30, 2004

(unaudited)

Shares		Value*
	COMMON STOCK-99.1%
	Advertising-1.0%
5,200	Omnicom Group Inc.	$379,912

	Automotive-1.6%
9,800	Harley Davidson, Inc.	582,512

	Banking-4.6%
20,100	Bank of America Corp.	870,933
14,200	Wells Fargo & Co.	846,746
		1,717,679
	Building/Construction-1.0%
8,000	Lennar Corp.	380,800

	Commercial Services-1.1%
5,600	Moody’s Corp.	410,200

	Diversified Manufacturing-10.7%
30,400	General Electric Co.	1,020,832
6,700	Parker Hannifin Corp.	394,362
20,500	Textron, Inc.	1,317,535
40,600	Tyco International Ltd.	1,244,796
		3,977,525
	Drugs & Medical Products-4.8%
10,100	Boston Scientific Corp.**	401,273
15,000	Pfizer, Inc.	459,000
24,800	Wyeth	927,520
		1,787,793
	Electronics-2.2%
14,300	Cadence Design Systems, Inc.	186,472
49,300	Flextronics International Ltd**	653,225
		839,697
	Fiber Optics-1.5%
166,700	JDS Uniphase Corp.**	561,779

	Financial Services-15.4%
18,400	American Express Co.	946,864
34,600	Citigroup, Inc.	1,526,552
15,000	Fannie Mae	951,000
11,400	Freddie Mac	743,736
15,200	J.P. Morgan Chase & Co.	603,896
9,800	Merrill Lynch & Co. Inc.	487,256
9,900	Morgan Stanley & Co., Inc.	488,070
		5,747,374
	Health & Hospitals-4.8%
7,600	Aetna, Inc.	759,468
11,200	Amgen, Inc.**	634,816
4,400	Anthem, Inc.	383,900
		1,778,184

Shares		Value*
	Insurance-1.6%
7,600	Ambac Financial Group, Inc.	$607,620

	Leisure-2.4%
20,700	Royal Carribbean Cruises Ltd	902,520

	Manufacturing-1.2%
9,800	Sherwin Williams Co.	430,808

	Metals & Mining-6.9%
12,000	Alcoa, Inc.	403,080
31,900	Inco Ltd**	1,245,695
10,100	Nucor Corp.	922,837
		2,571,612
	Multi-Media-7.5%
66,500	DIRECTV Group, Inc.	1,169,735
19,900	Echostar Communications Corp.	619,288
31,600	Time Warner, Inc	510,024
14,800	Viacom, Inc.	496,688
		2,795,735
	Oil & Gas-10.9%
30,200	ChevronTexaco Corp.	1,619,928
20,300	ConocoPhillips	1,681,855
16,000	Exxon Mobil Corp.	773,280
		4,075,063
	Retail-10.2%
14,400	Abercrombie & Fitch Co.	453,600
15,800	Kohls Corp.**	761,402
44,000	Office Depot Inc.**	661,320
30,300	Sears, Roebuck and Co.	1,207,455
13,700	Wal-Mart Stores, Inc.	728,840
		3,812,617
	Semi-conductors-3.9%
13,100	Freescale Semiconductor, Inc.	187,330
62,800	Intel Corp.	1,259,768
		1,447,098
	Telecommunications-4.0%
108,700	Nokia Corp.	1,491,364

	Transportation-1.8%
16,000	Choicepoint Inc.**	682,400

	Total Common Stock (cost-$36,281,752)	36,980,292

Principal Amount
	U.S. GOVERNMENT AGENCY DISCOUNT NOTES-1.1%
$ 400	Federal Home Loan Bank, 1.65%, 10/7/04 (cost-$399,890)		399,890

	Total Investments (cost-$36,681,642)	100.2%	37,380,182
	Liabilities in excess of other assets	(0.2)	(62,394)
	Net Assets	100.0%	$37,317,788

Notes to Schedule of Investments

**   Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued pursuant to guidelines established by the Board of Trustees.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

**   Non-income producing security

PIMCO Advisors VIT

OpCap Small Cap Portfolio

Schedule of Investments

September 30, 2004

(unaudited)

Shares		Value*

	COMMON STOCK-97.6%
	Airlines-0.8%
191,000	Airtran Holdings, Inc. **	$1,902,360

	Automotive-3.9%
164,500	Keystone Automotive Industries, Inc.**	3,619,000
213,500	LKQ Corp. **	3,900,645
170,000	The Pep Boys, Many, Moe & Jack Inc.	2,380,000
		9,899,645

	Banking-6.1%
80,700	First State Bancorporation	2,544,471
114,000	Hancock Holding Co.	3,624,060
99,466	Pacific Capital Bancorp.	2,942,204
109,100	Prosperity Bancshares, Inc.	2,915,152
105,150	Texas Regional Bancshares, Inc.	3,269,114
		15,295,001

	Building/Construction-6.9%
533,000	Astec Industries, Inc. **	10,190,960
88,800	Dycom Industries, Inc. **	2,521,032
191,000	Granite Construction, Inc.	4,564,900
		17,276,892

	Business Services-0.6%
41,600	Certegy Inc.	1,547,936

	Chemicals-3.4%
121,000	Cytec Industries Inc.	5,922,950
180,000	Hercules Inc.**	2,565,000
		8,487,950
	Commercial Services-1.6%
179,000	SOURCECORP, Inc.**	3,963,060

	Computer Services-4.6%
36,100	Digitas Inc. **	279,602
657,000	E. piphany, Inc	2,647,710
183,000	Overland Storage, Inc. **	2,560,170
193,200	RadiSys Corp.**	2,695,140
358,900	Tier Technologies, Inc.**	3,463,385
		11,646,007

	Computer Software-4.3%
441,000	Omnicell, Inc. **	5,830,020
235,000	Renaissance Learning, Inc.	5,092,450
		10,922,470

	Consulting Services-1.3%
273,900	Gartner, Inc. **	3,201,891

	Diversified Manufacturing-1.0%
13,100	Blount International, Inc. **	165,982
56,600	Teleflex Inc.	2,405,500
		2,571,482

	Drugs & Medical Products-7.1%
88,000	LabOne, Inc. **	2,572,240
7,000	Laserscope.**	140,098
400,000	NeoPharm, Inc. **	3,424,000
165,400	Par Pharmaceutical Cos., Inc. **	5,942,822
250,700	Regeneration Technologies, Inc. **	2,010,614
562,000	Third Wave Technologies Inc. **	3,866,560
		17,956,334

Shares		Value*
	COMMON STOCK (continued)
	Education-3.3%
112,100	ITT Educational Services, Inc. **	$4,041,205
110,000	School Specialty, Inc. **	4,335,100
		8,376,305

	Electrical Engineering-1.3%
89,300	EMCOR Group, Inc. **	3,359,466

	Electronics-0.8%
239,200	TTM Technologies, Inc. **	2,126,488

	Energy-1.0%
99,200	MDU Resources Group, Inc.	2,611,936

	Financial Services-5.7%
70,200	Affiliated Managers Group, Inc. **	3,758,508
298,000	BISYS Group, Inc.**	4,353,780
133,500	Capital Source Inc. **	2,982,390
78,800	Piper Jaffray Companies, Inc.**	3,119,692
		14,214,370

	Health & Hospitals-1.3%
241,700	Northfield Laboratories Inc.	3,231,529

	Insurance-2.6%
45,000	Delphi Financial Group Inc.	1,807,650
20,300	Scottish Re Group Ltd.	429,751
9,100	StanCorp Financial Group, Inc.	647,920
67,800	Triad Guaranty Inc. **	3,761,544
		6,646,865

	Leasing-2.1%
210,050	Mobile Mini, Inc. **	5,209,240

	Machinery/Engineering-3.9%
182,900	National-Oilwell, Inc.**	6,010,094
98,700	Varian Inc. **	3,737,769
		9,747,863

	Manufacturing-3.4%
103,000	Actuant Corp.**	4,244,630
76,000	Roper Industries, Inc.	4,366,960
		8,611,590

	Office Equipment-2.2%
703,500	Interface, Inc. **	5,642,070

	Oil & Gas-3.0%
99,800	FMC Technologies, Inc.**	3,333,320
125,700	Universal Compression Holdings, Inc.**	4,282,599
		7,615,919

	Real Estate-5.0%
127,000	American Financial Realty Trust -REIT	1,791,970
61,600	Correctional Properties Trust-REIT	1,681,680
97,000	Lexington Corporate Properties Trust.-REIT	2,105,870
87,800	Nationwide Health Properties, Inc.-REIT	1,821,850
105,000	Newcastle Investment Corp.-REIT	3,223,500
113,000	U.S. Restaurant Properties, Inc.-REIT	1,908,570
		12,533,440

Shares		Value*
	COMMON STOCK (continued)
	Retail-8.7%
243,000	Cache, Inc.**	$3,645,000
177,400	Jos. A. Bank Clothiers, Inc. **	4,910,432
155,000	Pacific Sunwear of California, Inc.**	3,262,750
162,400	Sports Authority, Inc. **	3,767,680
299,800	West Marine, Inc. **	6,409,724
		21,995,586

	Semi-conductors-4.1%
159,300	Brooks Automation, Inc. **	2,254,095
212,200	Fairchild Semiconductor Int’l, Inc. **	3,006,874
381,800	Mattson Technology, Inc. **	2,936,042
111,500	Semtech Corp.**	2,137,455
		10,334,466

	Technology-2.7%
646,200	Parametric Technology, Corp. **	3,411,936
51,000	ScanSource, Inc.**	3,253,800
		6,665,736

	Telecommunications-1.3%
183,900	EMS Technologies, Inc.**	3,172,275

	Trucking/Shipping-3.0%
135,000	SCS Transportation, Inc.**	2,556,900
177,000	Wabash National Corp. **	4,862,190
		7,419,090

	Water/Sewer-0.6%
132,000	Southwest Water Co.	1,617,000

	Total Common Stock (cost-$221,691,804)	245,802,262

Principal Amount (000)
	U.S. GOVERNMENT AGENCY DISCOUNT NOTES-0.9%
$2,104	Federal Home Loan Bank, 1.50%-1.71%, 10/1/04 -10/25/04 (cost-$2,102,860)		2,102,860

	Total Investments (cost-$223,794,664)	98.5%	247,905,122
	Other assets less liabilities	1.5	3,882,228
	Net Assets	100.0%	$251,787,350

Notes to Schedule of Investments

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange.

**          Non-income producing security

PIMCO Advisors VIT

OpCap Global Equity Portfolio

Schedule of Investments

September 30, 2004

(unaudited)

Shares		Value*
	COMMON STOCK-97.7%
	AUSTRALIA-0.6%
	Manufacturing-0.6%
31,600	Boral Ltd	$158,503

	AUSTRIA-1.3%
	Metals & Mining- 0.8%
2,200	Bohler-Uddeholm AG	203,409

	Utilities-0.5%
3,262	Wienerberger AG	122,572
	Total Austria	325,981

	BERMUDA-2.6%
	Diversified Manufacturing-1.8%
15,100	Tyco International Ltd	462,966

	Insurance-0.8%
2,900	XL Capital Ltd	214,571
	Total Bermuda	677,537

	CANADA-5.0%
	Diversified Manufacturing-0.4%
40,600	Bombardier Inc.	93,378

	Metals & Mining-4.1%
10,600	Alcan Inc.	506,856
14,200	Inco Ltd.**	554,510
		1,061,366
	Oil & Gas-0.5%
2,500	Petro-Canada	129,895
	Total Canada	1,284,639

	FRANCE-11.7%
	Banking-2.6%
4,400	BNP Paribas SA	284,813
14,100	Credit Agricole SA**	385,649
		670,462
	Computer Software-2.6%
14,200	Dassault Systemes SA	663,589

Shares		Value*
	COMMON STOCK (continued)
	Drugs & Medical Products-1.4%
5,000	Sanofi-Aventis	$363,676

	Food & Beverage-0.7%
1,400	Pernod-Ricard	186,279

	Insurance-1.5%
19,700	AXA SA	399,493

	Multi-Media-0.8%
7,800	Vivendi Universal SA**	200,396

	Oil & Gas-1.5%
1,900	Total SA**	387,971

	Retail-0.6%
2,800	Christian Dior SA	167,390

	Total France	3,039,256

	GERMANY-5.2%
	Automotive-0.8%
4,000	Continental AG	217,708

	Banking-0.9%
4,500	Aareal Bank AG	128,298
1,400	Deutsche Bank AG**	100,862
		229,160
	Diversified Manufacturing-0.7%
2,600	Siemens AG	191,785

	Financial Services-1.5%
7,400	Deutsche Boerse AG	374,817

	Telecommunications-1.3%
17,800	Deutsche Telekom AG**	331,516

	Total Germany	1,344,986

Shares		Value*
	COMMON STOCK (continued)
	HONG KONG-0.7%
	Banking-0.7%
64,000	Bank of East Asia Ltd	$179,341

	ITALY-2.3%
	Banking-1.5%
22,400	Banco Populare di Verona e Novara Scrl	393,712

	Optical Supplies-0.8%
10,700	Luxottica Group S.p.A	191,678
	Total Italy	585,390

	JAPAN-7.1%
	Automotive-0.5%
3,300	Toyota Motor Corp.	125,712

	Banking-0.6%
27,900	Shinsei Bank, Ltd	169,129

	Consumer Products-0.7%
13,900	Canon Sales Co., Inc.	183,464

	Drugs & Medical Products-1.9%
8,500	Takeda Pharmaceutical Co., Ltd	386,346
4,200	Terumo Corp.	95,678
		482,024
	Electronics-3.4%
15,600	Matsushita Electric Industrial Co., Ltd	208,576
33,200	NEC Corp.	198,418
282	NTT DoCoMo Inc.	478,400
		885,394

	Total Japan	1,845,723

Shares		Value*
	COMMON STOCK (continued)
	LIBERIA-1.5%
	Leisure-1.5%
9,000	Royal Caribbean Cruises Ltd	$392,400

	NEW ZEALAND-0.7%
	Manufacturing-0.7%
44,500	Fletcher Building Ltd	180,320

	PANAMA-1.6%
	Leisure-1.6%
8,600	Carnival Corp.	406,694

	SINGAPORE-0.7%
	Electronics-0.7%
13,200	Flextronics International Ltd**	174,900

	SWEDEN-1.0%
	Manufacturing-1.0%
6,500	AB SKF	246,638

	SWITZERLAND-4.9%
	Drugs & Medical Products-1.1%
5,700	Novartis AG	266,364

	Financial Services-0.9%
7,400	Credit Suisse Group	236,639

	Retail-2.9%
27,400	Swatch Group AG**	756,817

	Total Switzerland	1,259,820

Shares		Value*
	UNITED KINGDOM-9.7%
	Banking-0.9%
25,300	Barclays plc	$242,270

	Computer Software-0.3%
29,900	Sage Group plc	87,860

	Drugs & Medical Products-1.3%
34,600	Shire Pharmaceuticals Group plc	327,831

	Food & Beverage-1.5%
31,000	Diageo plc**	387,120

	Metals & Mining-1.7%
16,400	Rio Tinto plc	440,827

	Oil & Gas-1.4%
37,400	BP plc**	356,937

	Retail-1.3%
64,900	Tesco plc	335,237

	Telecommunications-1.3%
142,100	Vodafone Group plc	340,810

	Total United Kingdom	2,518,892

	UNITED STATES-41.1%
	Automotive-0.6%
2,600	Harley-Davidson, Inc.	154,544

	Business Services-1.2%
7,400	ChoicePoint Inc.**	315,610

	Commercial Services-0.5%
2,000	Moody’s Corp.	146,500

	Computer Software-1.0%
9,100	Microsoft Corp.	251,615

	Diversified Manufacturing-3.2%
3,900	Honeywell International Inc.	139,854
5,000	Parker Hannifin Corp.	294,300
6,200	Textron Inc.	398,474
		832,628

Shares		Value*
	COMMON STOCK (continued)
	UNITED STATES(continued)
	Drugs & Medical Products-4.7%
6,700	Amgen Inc.**	$379,756
13,100	Pfizer Inc.	400,860
11,800	Wyeth	441,320
		1,221,936
	Fiber Optics-0.6%
43,800	JDS Uniphase Corp.**	147,606

	Financial Services-8.7%
8,500	American Express Co.	437,410
10,400	Citigroup Inc.	458,848
6,200	Fannie Mae	393,080
6,400	Freddie Mac	417,536
10,900	Morgan Stanley & Co.	537,370
		2,244,244

	Insurance-1.5%
2,300	Hartford Financial Services Group Inc.	142,439
15,700	UnumProvident Corp.	246,333
		388,772
	Media/Broadcasting-2.5%
36,300	DIRECTV Group Inc.**	638,517

	Oil & Gas-6.1%
7,900	ConocoPhillips	654,515
10,600	Exxon Mobil Corp.	512,298
8,800	Nabors Industries Ltd**	416,680
		1,583,493
	Paper Products-2.9%
18,800	International Paper Co.	759,708

Shares			Value*
	COMMON STOCK (continued)
	UNITED STATES (continued)
	Retail-5.4%
4,300	Abercrombie & Fitch Co.		$135,450
14,000	Office Depot Inc.**		210,420
8,700	Tiffany & Co.		267,438
14,600	Wal-Mart Stores, Inc.		776,720
			1,390,028
	Semi-conductors-2.2%
28,100	Intel Corp.		563,686

	Total United States		10,638,887

	Total Common Stock (cost-$23,514,032)		25,259,907

	U.S. GOVERNMENT AGENCY DISCOUNT NOTES-2.9%
760,000	Federal Home Loan Bank, 1.65%-1.71%, 10/7/04-10/25/04 (cost-$759,610)		759,610

	Total Investments (cost-$24,273,642)	100.6%	26,019,517
	Liabilities in excess of other assets	(0.6)	(146,645)
	Net Assets	100.0%	$25,872,872

Notes to Schedule of Investments

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities listed on a U.S. or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees.  The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE.  When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices that occur after the close of the relevant market and before the time the Fund’s NAV is calculated.  With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors.  Effective August 9, 2004, the Fund retained a statistical research service to assist in determining the fair value of foreign securities.  This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates.  Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value (“NAV”) is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”).

**          Non-income producing security

PIMCO Advisors VIT

OpCap Managed Portfolio

Schedule of Investments

September 30, 2004

(unaudited)

Shares		Value*
	COMMON STOCK-70.9%
	Advertising-1.5%
77,200	Omnicom Group, Inc.	$5,640,232

	Automotive-1.1%
68,200	Harley-Davidson, Inc.	4,053,808

	Banking-1.6%
139,600	Bank of America Co., Inc.	6,048,868

	Building/Construction-2.2%
54,700	Centex Corp.	2,760,162
115,100	Lennar Corp.	5,478,760
		8,238,922
	Business Services-1.3%
114,500	ChoicePoint, Inc. (a)	4,883,425

	Consumer Products-0.8%
70,400	Sherwin-Williams Co.	3,094,784

	Diversified Manufacturing-8.3%
254,100	General Electric Co.	8,532,678
151,900	Textron, Inc.	9,762,613
420,200	Tyco International Ltd.	12,883,332
		31,178,623

	Drugs & Medical Products-3.7%
111,300	Boston Scientific Corp. (a)	4,421,949
108,200	Pfizer, Inc.	3,310,920
169,000	Wyeth	6,320,600
		14,053,469

	Electronic-0.6%
180,800	Flextronics International Ltd.(a)	2,395,600

	Fiber Optics-0.7%
791,700	JDS Uniphase Corp.(a)	2,668,029

	Financial Services-10.5%
133,400	American Express Co.	6,864,764
254,200	Citigroup, Inc.	11,215,304
41,500	Fannie Mae	2,631,100
39,200	Freddie Mac	2,557,408
69,300	Merrill Lynch & Co., Inc.	3,445,596
70,300	Morgan Stanley Co., Inc.	3,465,790
152,900	Wells Fargo & Co.	9,117,427
		39,297,389

Shares		Value*
	COMMON STOCK (continued)
	Healthcare-3.9%
75,900	Aetna, Inc.	$7,584,687
121,600	Amgen, Inc.(a)	6,892,288
		14,476,975

	Health & Hospitals-0.7%
31,000	Anthem, Inc. (a)	2,704,750

	Insurance-1.1%
53,700	Ambac Financial Group, Inc.	4,293,315

	Leisure-1.7%
149,000	Royal Caribbean Cruises Ltd.	6,496,400

	Metals & Mining-6.0%
177,200	Alcoa, Inc.	5,952,148
174,700	Inco Ltd. (a)	6,822,035
105,100	Nucor Corp..	9,602,987
		22,377,170

	Multi-Media-7.2%
900,622	DIRECTV Group, Inc. (a)	15,841,941
126,700	EchoStar Communications Corp. (a)	3,942,904
225,000	Time Warner Inc. (a)	3,631,500
104,200	Viacom, Inc.	3,496,952
		26,913,297

	Oil & Gas-5.4%
161,600	ChevronTexaco Corp.	8,668,224
139,000	ConocoPhillips	11,516,150
		20,184,374

	Retail-8.4%
104,100	Abercrombie & Fitch Co.	3,279,150
137,200	Kohl’s Corp.(a)	6,611,668
313,200	Office Depot, Inc.(a)	4,707,396
321,000	Sears, Roebuck and Co.	12,791,850
76,300	Wal-Mart Stores, Inc.	4,059,160
		31,449,224

	Semi-conductors-2.2%
92,600	Freescale Semiconductor, Inc. (a)	1,324,180
343,200	Intel Corp.	6,884,592
		8,208,772

Shares		Value*
	COMMON STOCK (continued)
	Telecommunications-2.0%
537,800	Nokia Corp. ADR	$7,378,616
	Total Common Stock (cost-$238,232,916)	266,036,042

Principal Amount (000)
	CORPORATE BONDS & NOTES-0.8%
	Airlines-0.1%
$1,861	United Air Lines, Inc., 8.03%, 7/1/11 (e)	342,122
495	United Air Trust, 11.56%, 5/27/06 (a) (b) (c) (d)	99,178
		441,300
	Financing-0.5%
400	General Motors Acceptance Corp., 2.88, 10/20/05 (e)	403,143
1,000	HSBC Capital Funding Corp., 9.55%, 6/30/10 (c) (e) (f)	1,259,464
		1,662,607
	Oil & Gas-0.2%
200	El Paso Energy Corp., 8.05%, 10/15/30 (e)	178,500
700	Sonat, Inc., 7.625%, 7/15/11(e)	689,500
		868,000
	Telecommunications-0.0%
50	U.S. West Communications, Inc., 7.50%. 6/15/23 (e)	45,500

	Total Corporate Bonds & Notes (cost-$4,082,900)	3,017,407

	MORTGAGE-RELATED SECURITIES (e)-0.1%
138	CS First Boston Mortgage Securities Corp., 6.18%, 10/1/04, FRN	140,968
179	Prime Mortgage Trust, 2.24%, 11/25/04, FRN	179,259
	Total Mortgage-Related Securities (cost-$319,487)	320,227

	MUNICIPAL BONDS & NOTES (e)-0.5%
	Alabama-0.0%
100	Jefferson Cnty, Sewer Rev., 5.00%, 2/1/41, Ser. A (FGIC) Notes (pre-refunded @ 101, 2/1/11) (g)	111,325
	California-0.2%
750	Cucamonga Cnty. Water District, CP., 5.125%, 9/1/35 (FGIC)	765,870
	Michigan-0.1%
200	Michigan State Building Auth. Rev., 5.25%, 10/15/12, Ser. I (FSA)	226,004
	South Carolina-0.1%
400	South Carolina Transportation Infrastucture Bank Rev., 5.00%, 10/1/33, Ser. A (AMBAC)	409,020
	Texas-0.1%
400	Lower Colorado River Auth. Rev., 5.00%, 5/15/33 (AMBAC)	405,572
	Total Municipal Bonds & Notes (cost-$1,922,734)	1,917,791

Shares		Value*
	PREFERRED STOCK-0.2%
	Banking-0.2%
68	DG Funding Trust, 3.36%, (c) (f)
	(cost-$716,526)	$731,000

Principal Amount (000)
	SOVEREIGN DEBT OBLIGATIONS (e) -0.9%

	Brazil - 0.5%
$35	Federal Republic of Brazil, 2.125%, 10/15/04, FRN	34,590
1,668	11.00%-12.25%, 1/11/12-4/15/14	1,765,383
		1,799,973

	Panama - 0.0%
100	Republic of Panama, 8.25%, 4/22/08	110,000

	Peru - 0.1%
100	Republic of Peru, 9.125%, 2/21/12	112,000

	Mexico - 0.3%
1,100	United Mexican States, 8.375%, 1/14/11	1,289,750

	Total Sovereign Debt Obligations (cost-$2,944,635)	3,311,723

	U.S. GOVERNMENT AGENCY SECURITIES-17.5%
	Fannie Mae,
2,080	2.863%-4.904%, 5/1/36-9/1/40 (h)	2,131,592
23,788	5.00%-5.50%, 6/1/16-9/1/32 (e)	24,176,528
18,000	5.00%-5.50%, 10/1/34 (h)	18,022,500
898	Freddie Mac, 2.21%-7.828%, 3/1/16-9/15/32	918,128
	Government National Mortgage Association,
2,752	2.31%-4.00%, 5/20/30-2/20/32 (e)	2,783,819
1,000	6.00%, 10/31/34 (h)	1,035,156
16,732	Small Business Investment Co., 4.52%-7.45%, 8/1/10-9/1/24 (e)	16,908,748
	Total U.S. Government Agency Securities (cost-$66,007,239)	65,976,471

	U.S. TREASURY BONDS & NOTES (e)-2.2%
7,523	2.00%-4.875%, 1/15/08-7/15/14 (cost-$8,242,795)	8,268,429

	SHORT-TERM INVESTMENTS -12.4%
	U.S. GOVERNMENT AGENCY DISCOUNT NOTES-3.4%
96	Fannie Mae, 5.50%, 9/1/05	96,475
12,544	Federal Home Loan Bank, 1.50%-1.71%, 10/1/04-10/25/04 (e)	12,540,769

	Total U.S. Government Agency Discount Notes (cost-$12,637,111)	12,637,244

Principal Amount (000)			Value*
	SHORT-TERM INVESTMENTS (continued)
	COMMERCIAL PAPER (e)-0.2%
	Financial Services-0.1%
$500	General Motors Acceptance Corp., 2.404%-2.535%, 3/22/05-4/5/05 (e)		$493,815

	Financing-0.1%
200	Ford Motor Credit Corp., 2.52%, 4/7/05 (e)		197,368
	Total Commercial Paper (cost-$691,183)		691,183

	CORPORATE NOTES (e)- 0.3%
	Banking-0.0%
¥15,000	European Investment Bank, 0.875%, 11/8/04		136,252
6,000	International Bank Recon & Dev., 4.75%, 12/20/04		54,988
			191,240
	Financing-0.3%
50,000	AIG SunAmerica Institutional Funding, 1.20%, 11/26/04		455,420
52,000	KFW International Finance, Inc., 1.00%, 12/20/04		472,858
7,000	Toyota Motor Credit Corp., 1.00%, 12/20/04		63,654
			991,932
	Sovereign-0.0%
9,000	Republic of Italy, 5.00%, 12/15/04 (h),		82,474
	Total Corporate Notes (cost-$1,322,586)		1,265,646

	U.S. TREASURY BILLS (e)-8.5%
32,050	1.84%-1.90%, 12/2/04-12/16/04 (cost-$31,938,552)		31,940,495

	Total Short-Term Investments (cost-$46,589,432)		46,534,568

	Total Investments (cost-$369,058,664)	105.5%	396,113,658
	Liabilities in excess of other assets	(5.5)	(20,810,142)
	Net Assets	100.0%	$375,303,516

Notes to Schedule of Investments

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Debt securities are valued daily by an independent pricing service.  Prices obtained by an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeds 60 days.  Portfolio securities and other financial investments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued pursuant to guidelines established by the Board of Trustees.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)          Non-income producing security

(b)         Fair-valued security.

(c)          Security deemed illiquid.

(d)         Security in default.

(e)          All or partial amount segregated as collateral for when-issued or delayed-delivery securities.

(f)            144A Security- security exempt from registration under 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration typically to qualified institutional investors.

(g)         Pre-refunded bonds- collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(h)         When-issued or delayed-delay security. To be delivered/settled after September 30, 2004 .

PIMCO Advisors VIT

OpCap U.S. Government Income Portfolio

Schedule of Investments

September 30, 2004

(unaudited)

Principal Amount (000)			Value*
	CORPORATE BONDS-13.4%
	Financial Services-10.0%
$375	Commercial Credit Group Inc., 7.75%, 3/1/05		$383,482
275	General Electric Capital Corp., 6.00%, 6/15/12		302,128
			685,610
	Utilities-3.4%
225	National Rural Utilities, 6.00%, 5/15/06		235,952

	Total Corporate Bonds (cost-$877,099)		921,562

	MORTGAGE-RELATED SECURITIES-17.7%
	Fannie Mae,
189	5.00%-9.50%, 12/1/06-12/1/19		193,956
	Federal Home Loan Bank,
500	2.25%, 5/15/06		496,914
	Freddie Mac,
175	5.875%, 3/21/11		189,974
175	6.375%, 8/1/11		182,874
	Government National Mortgage Association,
151	6.50%, 3/15/32		159,633

	Total Mortgage-Related Securities (cost-$1,196,029)		1,223,351

	U.S. GOVERNMENT AGENCIES-18.4%
200	Federal Farm Credit Bank Corp., 2.125%, 8/15/05		199,672
1,000	Tennessee Valley Authority, 5.375%, 11/13/08		1,070,298

	Total U.S. Government Agencies (cost-$1,198,697)		1,269,970

	U.S. TREASURY BONDS & NOTES-49.9%
200	1.625%, 2/28/06		197,961
250	1.875%, 11/30/05		248,906
950	2.625%, 5/15/08-3/15/09		933,106
750	3.00%, 11/15/07		752,198
200	5.75%, 8/15/10		222,961
950	6.50%, 2/15/10		1,090,051

	Total U.S. Treasury Bonds & Notes (cost-$3,376,051)		3,445,183

	Total Investments (cost-$6,647,876)	99.4%	6,860,066
	Other assets less liabilities	0.6	38,353
	Net Assets	100.0%	$6,898,419

Notes to Schedule of Investments

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service. Prices obtained from independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issues of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

PIMCO ADVISORS VIT

OpCap Mid Cap Portfolio

Schedule of Investments

September 30, 2004

(unaudited)

Shares		Value*
	COMMON STOCK-99.5%
	Advertising-7.5%
8,600	Lamar Advertising Co.**	$357,846
1,500	Omnicom Group, Inc.	109,590
6,200	WPP Group plc ADR	289,534
		756,970
	Aerospace-5.6%
6,500	Alliant Techsystems, Inc. **	393,250
4,700	Rockwell Collins, Inc.	174,558
		567,808

	Banking-3.0%
1,900	M&T Bank Corp.	181,830
2,000	Zions Bancorporation	122,080
		303,910

	Business Services-3.4%
4,200	Dun & Bradstreet Corp. **	246,540
5,400	MoneyGram International, Inc.	92,232
		338,772

	Commercial Services-2.6%
10,700	ARAMARK Corp.	258,298

	Computer Services-2.0%
19,700	Unisys Corp.**	203,304

	Computer Systems-1.0%
2,200	Diebold, Inc.	102,740

	Containers-1.6%
8,300	Smurfit-Stone Container Corp. **	160,771

	Drugs & Medical Products-10.5%
2,400	Barr Pharmaceuticals Inc. **	99,432
4,200	Inveresk Research Group, Inc. **	154,938
3,300	Invitrogen Corp. **	181,467
3,400	Millipore Corp.**	162,690
4,700	Par Pharmaceutical Cos., Inc. **	168,871
5,200	Shire Pharmaceuticals Group PLC	148,980
4,200	United Therapeutics Corp. **	146,706
		1,063,084

	Electronic Equipment-1.6%
4,700	Amphenol Corp.**	161,022

	Electronics-3.8%
10,900	Arrow Electronics, Inc.**	246,122
5,900	Jabil Circuit, Inc.**	135,700
		381,822

	Financial Services-5.5%
11,450	Ameritrade Holding Corp. **	137,514
3,300	MGIC Investment Corp.	219,615
3,700	Nationwide Financial Services, Inc.	129,907
1,700	Piper Jaffray Companies, Inc. **	67,303
		554,339

	Food Services-3.2%
5,300	Ruby Tuesday, Inc.	147,711
4,200	Yum! Brands, Inc.**	170,772
		318,483

	Health & Hospitals-6.3%
7,700	Community Health Systems, Inc. **	205,436
4,400	Davita, Inc. **	137,060
6,800	Laboratory Corp. of America Holdings **	297,296
		639,792

Shares			Value*
	COMMON STOCK (continued)
	Industrial Materials-0.5%
1,200	Sherwin-Williams Co.		$52,752

	Insurance-1.3%
4,500	Platinum Underwriters Holdings, Ltd.		131,760

	Machinery/Engineering-7.0%
6,200	AMETEK, Inc.		187,984
9,500	National-Oilwell, Inc.**		312,170
5,400	Varian, Inc.**		204,498
			704,652

	Manufacturing-6.2%
7,400	Actuant Corp.**		304,954
2,500	Eaton Corp.		158,525
2,900	Roper Industries, Inc.		166,634
			630,113

	Metals & Mining-2.7%
7,000	Inco Ltd.**		273,350

	Oil & Gas-4.4%
4,350	Anadarko Petroleum Corp.		288,666
3,300	Nabors Industries, Ltd. **		156,255
			444,921

	Retail-6.7%
3,780	Columbia Sportswear Co. **		206,010
10,300	Dollar General Corp.		207,545
11,000	Ross Stores, Inc.		257,840
			671,395

	Semi-conductors-0.8%
10,400	Mattson Technology, Inc. **		79,976

	Transportation-4.4%
5,800	Canadian National Railway Co.		281,300
10,200	Pacer International, Inc.**		167,280
			448,580

	Trucking & Shipping-5.9%
6,100	Oshkosh Truck Corp.		348,066
9,000	Wabash National Corp. **		247,230
			595,296

	Utilities-2.0%
5,100	Cinergy Corp.		201,960

	Total Common Stock (cost-$8,418,504)		10,045,870

	Total Investments (cost-$8,418,504)	99.5%	10,045,870
	Other assets less liabilities	0.5	49,220
	Net Assets	100.0%	$10,095,090

Notes to Schedule of Investments

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeds 60 days.  Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued pursuant to guidelines established by the Board of Trustees.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

** Non-income producing security

PIMCO Advisors VIT

PEA Science & Technology Portfolio

Schedule of Investments

September 30, 2004

(unaudited)

Shares			Value*
	COMMON STOCK-97.1%
	Computer Services-4.4%
12,200	Cognizant Technology Solutions Corp.**		$372,222

	Electronics-22.7%
9,600	Broadcom Corp.**		261,984
27,700	Flextronics International, Ltd.**		367,025
17,200	Micron Technology, Inc.**		206,916
29,700	OmniVision Technologies, Inc.**		420,255
55,800	Solectron Corp.**		276,210
17,900	Texas Instruments, Inc.		380,912
			1,913,302

	Internet-6.2%
4,100	Amazon.com, Inc.**		167,526
14,500	Monster Worldwide, Inc.**		357,280
			524,806

	Networking-16.4%
61,500	3Com Corp.**		259,530
10,300	Cisco Systems, Inc.**		186,430
26,000	EMC Corp.**		300,040
33,100	Foundry Networks, Inc.**		314,119
14,000	Network Appliance, Inc.**		322,000
			1,382,119
	Semi-conductors-20.0%
19,900	Applied Materials, Inc.**		328,151
23,200	Cypress Semiconductors Corp.**		205,088
10,700	Cymer, Inc.**		306,662
10,900	Marvell Technology Group Ltd.**		284,817
16,700	National Semiconductor Corp.**		258,683
42,647	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		304,500
			1,687,901
	Software-13.3%
7,700	Mercury Interactive Corp.**		268,576
24,300	Red Hat, Inc.**		297,432
31,000	Siebel Systems, Inc.**		233,740
17,800	VERITAS Software Corp.**		316,840
			1,116,588
	Telecommunications-14.1%
78,000	Nortel Networks Corp.**		265,200
8,200	QUALCOMM, Inc.		320,128
10,400	Telefonaktiebolaget LM Ericsson ADR**		324,896
17,100	UTStarcom, Inc.**		275,481
			1,185,705

	Total Common Stock (cost-$9,767,424)		8,182,643

	Total Investments (cost-$9,767,424)	97.1%	8,182,643
	Other assets less liabilities	2.9	240,436
	Net Assets .	100.0%	$8,423,079

Notes to Schedule of Investments

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeds 60 days.  Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern time) on the New York Stock Exchange.

**   Non-income producing security

PIMCO Advisors VIT

PEA Renaissance Portfolio

Schedule of Investments

September 30, 2004

(unuadited)

Shares		Value*
	U.S. COMMON STOCK - 100.2%
	Airlines - 1.3%
54,500	AMR Corp.**	$399,485
37,500	Delta Air Lines, Inc.**	123,375
		522,860

	Automotive - 8.3%
31,700	ArvinMeritor, Inc.	594,375
29,500	Cooper Tire & Rubber Co.	595,015
47,600	Navistar International Corp.**	1,770,244
63,200	Visteon Corp.	504,968
		3,464,602

	Chemicals - 7.9%
52,086	Crompton Corp.	494,296
1,600	Eastman Chemical Co.	76,080
7,900	FMC Corp.**	383,703
18,200	IMC Global, Inc.**	316,498
2,200	Imperial Chemical Industries plc ADR	33,880
40,500	Lyondell Chemical Co.	909,630
17,900	Millennium Chemicals, Inc.**	379,659
34,700	Olin Corp.	694,000
12,000	Solutia, Inc.**	3,120
		3,290,866

	Consulting Services - 1.4%
63,400	BearingPoint, Inc.**	566,796

	Containers - 0.4%
8,500	Smurfit-Stone Container Corp.**	164,645

	Diversified Manufacturing - 2.1%
28,300	Tyco International Ltd.	867,678

	Electronics - 12.5%
27,100	Arrow Electronics, Inc.**	611,918
43,700	Avnet, Inc.**	748,144
84,600	Micron Technology, Inc.**	1,017,738
244,800	Sanmina-SCI Corp.**	1,725,840
207,400	Solectron Corp.**	1,026,630
2,400	Thomas & Betts Corp.**	64,368
		5,194,638

	Financial Services - 4.9%
6,400	Freddie Mac	417,536
40,600	JP Morgan Chase & Co.	1,613,038
		2,030,574

Shares		Value*
	U.S. COMMON STOCK (continued)
	Financing - 7.5%
55,700	AmeriCredit Corp.**	$1,163,016
51,900	CIT Group, Inc.	1,940,541
		3,103,557
	Food & Beverage - 3.6%
39,300	Safeway, Inc.**	758,883
30,200	Smithfield Foods, Inc.**	755,000
		1,513,883

	Healthcare - 1.6%
61,000	Tenet Healthcare Corp.**	658,190

	Insurance - 4.9%
19,700	American Equity Investment Life Holding Co.	186,953
12,100	Conseco, Inc.**	213,686
900	Fairfax Financial Holdings Ltd.	112,365
4,700	Loews Corp.	274,950
8,400	Old Republic International Corp.	210,252
7,600	PMI Group, Inc.	308,408
8,500	Scottish Re Group Ltd.	179,945
36,360	UnumProvident Corp	570,488
		2,057,047

	Investment Companies - 6.6%
1,900	Apollo Investment Corp	26,885
15,500	iShares S&P 500/Barra Value Index Fund	892,180
14,800	iShares Russell 1000 Value Index Fund	896,288
8,300	Standard & Poor’s Depository Receipts Trust Series 1	927,608
		2,742,961

	Metals & Mining - 4.1%
22,300	Alcan, Inc.	1,065,940
26,300	Timken Co.	647,506
		1,713,446

	Multi-Media - 5.2%
77,214	Liberty Media Corp.**	673,306
12,432	Liberty Media International Inc.**	414,756
143,400	UnitedGlobalCom, Inc.**	1,071,198
		2,159,260

	Oil & Gas - 1.1%
24,078	Pride International, Inc.**	476,504

	Paper Products - 5.6%
121,500	Abitibi-Consolidated, Inc.	766,665
41,500	Bowater, Inc.	1,584,885
		2,351,550

Shares		Value*
	U.S. COMMON STOCK (continued)
	Rental & Leasing - 1.6%
40,200	United Rentals, Inc.**	$638,778

	Retail - 3.2%
8,600	Hollywood Entertainment Corp.**	84,882
25,800	J.C. Penney Co., Inc.	910,224
34,200	Payless ShoeSource, Inc.**	346,446
		1,341,552

	Semi-conductors - 1.2%
24,200	Kulicke and Soffa Industries, Inc.**	136,730
28,100	Teradyne, Inc.**	376,540
		513,270
	Software - 1.2%
15,100	Take-Two Interactive Software, Inc.**	496,035

	Telecommunications - 1.0%
23,100	IDT Corp.**	347,193
5,000	UTStarcom, Inc.**	80,550
		427,743
	Tobacco - 1.4%
24,337	Loews Corp. - Carolina Group	593,093

	Transportation - 4.8%
36,300	CSX Corp.	1,205,160
48,400	Swift Transportation Co., Inc.**	814,088
		2,019,248

	Utilities - 5.7%
30,000	AES Corp.**	299,700
37,700	Allegheny Energy, Inc.**	601,692
157,100	Reliant Resources, Inc.**	1,465,743
		2,367,135
	Waste Management - 1.1%
51,500	Allied Waste Industries, Inc.**	455,775

	Total U.S. Common Stock (cost-$41,480,609)	41,731,686

	FOREIGN COMMON STOCK - 2.9%
	Belgium - 0.3%
	Retail - 0.3%
1,900	Delhaize Group	120,679

	Canada -1.8%
	Forestry - 0.7%
45,500	Tembec, Inc.**	300,277
	Diversified Manufacturing - 1.1%
200,000	Bombardier, Inc.	459,988
	Total Canada	760,265

Shares		Value*
	FOREIGN COMMON STOCK (continued)
	France - 0.6%
	Aerospace/Defense - 0.6%
12,500	Societe Nationale d’Etude et de Construction de Moteurs d’Avion*	$254,559

	United Kingdom - 0.2%
	Chemicals - 0.2%
15,200	Imperial Chemical Industries plc	58,041
	Total Foreign Common Stock (cost-$1,199,829)	1,193,544

Principal Amount
	CONVERTIBLE BONDS - 0.0%
$3,000	Micron Technology, Inc., 2.50% 2/1/10 (cost-$3,000)		3,615

	Total Investments (cost-$42,683,438)	103.1%	42,928,845
	Liabilities in excess of other assets	(3.1)	(1,289,217)
	Net Assets	100.0%	$41,639,628

Notes to Schedule of Investments

*    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Trustees. Prices obtained from independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issues of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

**  Non-income producing security

PIMCO Advisors VIT

NFJ Dividend Value Portfolio

Schedule of Investments

September 30, 2004

(unaudited)

Shares		Value*
	COMMON STOCK-99.8%
	Apparel-4.1%
1,050	V. F. Corp.	$51,923

	Automotive-3.8%
1,125	General Motors Corp.	47,790

	Banking-9.8%
600	Bank of America Corp.	25,998
1,600	KeyCorp.	50,560
1,200	Washington Mutual, Inc.	46,896
		123,454
	Business Services-1.6%
500	Deluxe Corp.	20,510

	Chemical-2.5%
700	Dow Chemical Corp.	31,626

	Computers-1.9%
1,300	Hewlett-Packard Co.	24,375

	Consumer Products-2.4%
700	Stanley Works	29,771

	Diversified Manufacturing-1.9%
400	Cooper Industries Ltd.	23,600

	Financial Services-8.8%
300	Fannie Mae	19,020
650	J.P. Morgan Chase & Co.	25,825
375	Morgan Stanley & Co., Inc.	18,487
1,450	Regions Financial Corp.	47,937
		111,269

	Food & Beverage-3.8%
1,050	Albertson’s Inc.	25,127
900	ConAgra Foods, Inc.	23,139
		48,266

	Household Durables-1.9%
400	Whirlpool Corp.	24,036

	Insurance-5.4%
500	Jefferson-Pilot Corp.	24,830
500	Lincoln National Corp.	23,500
600	St. Paul Travelers Co’s., Inc.	19,836
		68,166

	Oil & Gas-14.1%
550	ChevronTexaco Corp.	29,502
400	ConocoPhillips	33,140
200	Eni S.p.A. ADR	22,460

Shares			Value*
	COMMON STOCK-(continued)
	Oil & Gas (continued)
500	Kerr-McGee Corp.		$28,625
800	Marathon Oil Corp.		33,024
550	Occidental Petroleum Corp.		30,761
			177,512

	Paper Products-2.0%
400	Kimberly-Clark Corp.		25,836

	Pharmaceuticals-6.8%
1,100	Bristol-Myers Squibb Co.		26,037
450	GlaxoSmithKline plc		19,679
1,200	Merck & Co., Inc.		39,600
			85,316

	Real Estate -4.1%
450	Boston Properties, Inc.-REIT		24,925
800	Duke Realty Corp.-REIT.		26,560
			51,485

	Retail-6.2%
1,350	Limited Brands, Inc.		30,091
800	May Department Stores Co.		20,504
700	Sears, Roebuck & Co.		27,895
			78,490

	Telecommunications-3.9%
500	ALLTEL Corp.		27,455
550	Verizon Communications, Inc.		21,659
			49,114

	Tobacco-4.2%
500	Altria Group, Inc.		23,520
425	R.J. Reynolds Tobacco Holdings, Inc.		28,917
			52,437

	Transportation-2.3%
750	Burlington Northern Santa Fe Corp.		28,733

	Utilities-8.3%
1,250	DTE Energy Company		52,737
600	KeySpan Corp.		23,520
800	Sempra Energy		28,952
			105,209

	Total Common Stock (cost-$1,107,443)		1,258,918

	Total Investments (cost-$1,107,443)	99.8%	1,258,918
	Other assets less liabilities	0.2	2,502
	Net Assets	100.0%	$1,261,420

Notes to Schedule of Investments

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange.

PIMCO Advisors VIT

NFJ Small Cap Portfolio

Schedule of Investments

September 30, 2004

(unaudited)

Shares		Value*
	COMMON STOCK-95.9%
	Aerospace-1.6%
350	Curtiss-Wright Corp.	$20,031
1,150	Kaman Corp.	13,731
		33,762

	Air Conditioning/Refrigeration-0.8%
1,100	Lennox International Inc.	16,434

	Apparel/Textiles-2.0%
600	Kellwood Co.	21,870
1,300	Russell Corp.	21,892
		43,762
	Automotive-0.6%
450	Arctic Cat Inc.	11,678

	Banking-5.6%
550	AMCORE Financial, Inc.	15,609
1,050	BancorpSouth, Inc.	24,140
650	Commercial Federal Corp.	17,537
772	Old National Bancorp	17,934
950	Susquehanna Bancshares, Inc.	23,370
845	Washington Federal, Inc.	21,252
		119,842

	Building/Construction-0.9%
650	Chicago Bridge & Iron Co. N.V.	19,494

	Business Services-0.9%
900	Ennis, Inc.	19,278

	Chemicals-2.0%
1,700	Methanex Corp.	25,619
500	The Lubrizol Corp.	17,300
		42,919

	Consumer Products-1.0%
750	WD-40 Co.	21,450

	Diversified Manufacturing-7.4%
800	Acuity Brands, Inc.	19,016
750	Barnes Group Inc.	20,603
900	Crane Co.	26,028
550	Harsco Corp.	24,695
650	Lancaster Colony Corp.	27,407
1,000	Sensient Technologies Corp.	21,640
450	Teleflex Inc.	19,125
		158,514

Shares		Value*
	Drugs & Medical Products-3.0%
750	Arrow International, Inc.	$22,425
450	Invacare Corp.	20,700
450	Landauer, Inc.	21,119
		64,244

	Electronics-1.8%
1,050	ArvinMeritor, Inc.	19,688
1,450	Methode Electronics, Inc.	18,546
		38,234

	Energy-4.8%
1,300	Cleco Corp.	22,412
650	Peoples Energy Corp.	27,092
950	PNM Resources Inc.	21,385
850	UGI Corp.	31,671
		102,560

	Food, Beverage & Tobacco-2.6%
600	Corn Products International, Inc.	27,660
600	Universal Corp.	26,784
		54,444

	Food Services-1.8%
750	Bob Evans Farms, Inc.	20,370
750	Fresh Del Monte Produce Inc.	18,683
		39,053

	Forestry-1.0%
600	Universal Forest Products, Inc.	20,520

	Health & Personal Care-0.5%
500	West Pharmaceuticals Services, Inc.	10,425

	Household Products-1.1%
1,200	Libbey Inc.	22,440

	Industrial Manufacturing-1.6%
900	Valmont Industries, Inc.	18,783
500	York International Corp.	15,795
		34,578

	Industrial Materials-1.0%
1,250	RPM Int’l, Inc.	22,063

	Insurance-3.2%
450	AmerUs Group Co.	18,450
425	Delphi Financial Group, Inc.	17,072
250	LandAmerica Financial Group, Inc.	11,375
1,050	Scottish Re Group Ltd.	22,229
		69,126

Shares		Value*
	Leisure-2.2%
1,550	Callaway Golf Co.	$16,384
1,600	Intrawest Corp.	30,304
		46,688

	Machinery/Engineering-2.7%
650	Albany International Corp.	19,377
500	Lincoln Electric Holdings, Inc.	15,680
900	Regal-Beloit Corp.	21,771
		56,828

	Manufacturing-1.3%
450	Precision Castparts Corp.	27,023

	Metals & Mining-5.3%
550	Arch Coal, Inc.	19,519
700	Commercial Metals Co.	27,804
1,200	Goldcorp. Inc.	16,632
3,200	IAMGOLD Corp.	25,696
800	Massey Energy Co.	23,144
		112,795

	Oil & Gas-15.0%
1,050	Atmos Energy Corp.	26,449
650	Berry Petroleum Co.	23,874
450	Cabot Oil & Gas Corp.	20,205
400	Energen Corp.	20,620
100	Holly Corp.	2,550
950	National Fuel Gas Co.	26,914
450	Nicor Inc.	16,515
650	Northwest Natural Gas Co.	20,624
550	Penn Virginia Corp.	21,774
1,500	Range Resources Corp.	26,235
750	St. Mary Land & Exploration Co.	29,858
1,050	Vectren Corp.	26,439
350	Western Gas Resources, Inc.	10,006
850	WGL Holdings Inc.,	24,021
700	World Fuel Services Corp.	25,060
		321,144

	Paper Products-1.0%
1,400	Rock-Tenn Co.	22,036

	Printing & Publishing-1.0%
550	Banta Corp.	21,862

	Real Estate-7.4%
300	CBL & Associates Properties, Inc.-REIT	18,285
1,000	Equity One, Inc. -REIT	19,620
400	First Industrial Realty Trust, Inc.-REIT	14,760
600	Healthcare Realty Trust, Inc.-REIT	23,424
1,850	HRPT Properties Trust-REIT	20,331
850	Nationwide Health Properties, Inc.-REIT	17,637
850	New Plan Excel Realty Trust-REIT	21,250
600	Shurgard Storage Centers, Inc.-REIT	23,280
		158,587

Shares			Value*
	Recreation-1.0%
2,350	Sturm, Ruger & Co., Inc.		$21,173

	Retail-6.3%
600	Brown Shoe Co., Inc.		15,036
1,050	Burlington Coat Factory Warehouse Corp.		22,291
1,350	Casey’s General Stores, Inc.		25,096
950	Cato (The) Corp.		21,137
1,200	Ruddick Corp.		23,568
800	Weis Markets, Inc.		27,104
			134,232

	Transportation-2.9%
600	Alexander & Baldwin, Inc.		20,364
550	Arkansas Best Corp.		20,141
650	Tidewater Inc.		21,157
			61,662

	Trucking/Shipping-3.5%
550	Frontline Ltd.		25,954
550	Teekay Shipping Corp.		23,699
700	USF Corp.		25,123
			74,776

	Wholesale Distribution-1.1%
950	Owens & Minor, Inc.		24,130

	Total Common Stock (cost-$1,800,275)		2,047,756

	Total Investments (cost-$1,800,275)	95.9%	2,047,756
	Other assets less liabilities	4.1	88,508
	Net Assets	100.0%	$2,136,264

Notes to Schedule of Investments

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price.  Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.  Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security may be fair valued pursuant to guidelines established by the Board of Trustees.  The prices used by the Portfolio’s to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

**          Non-income producing security

PIMCO Advisors VIT

OpCap Balanced Portfolio

Schedule of Investments

September 30, 2004

(unaudited)

Shares		Value*
	COMMON STOCK-67.4%
	Business Services-1.3%
$8,300	ChoicePoint, Inc.**	$353,995

	Diversified Manufacturing-0.6%
4,900	SPX Corp.	173,460

	Drugs & Medical Products-6.8%
35,300	Sanofi-Adventis ADR	1,292,333
17,200	Wyeth	643,280
		1,935,613
	Electronics-5.8%
15,400	Cadence Design Systems, Inc.**	200,816
48,000	Flextronics International Ltd.**	636,000
38,500	Texas Instruments Inc.	819,280
		1,656,096
	Fiber Optics-0.9%
78,500	JDS Uniphase Corp.**	264,545

	Financial Services-5.0%
15,700	American Express Co.	807,922
13,600	Citigroup Inc.	600,032
		1,407,954
	Healthcare-1.6%
7,800	Amgen, Inc.**	442,104

	Insurance-5.9%
6,500	Ambac Financial Group, Inc.	519,675
11,800	Hartford Financial Services Group	730,774
27,500	UnumProvident Corp.	431,475
		1,681,924
	Leisure-3.6%
23,700	Royal Caribbean Cruises Ltd.	1,033,320

	Metals & Mining-6.1%
18,400	Alcan Inc.	879,520
22,000	Inco Ltd.**	859,100
		1,738,620

Shares		Value*
	Multi-Media-3.7%
59,800	DIRECTV Group, Inc.**	$1,051,882

	Networking-2.0%
30,800	Cisco Systems, Inc.	557,480

	Oil & Gas-9.3%
11,600	BP plc	667,348
7,600	ChevronTexaco Corp.	407,664
16,000	ConocoPhillips	1,325,600
4,700	Nabors Industries Ltd.**	222,545
		2,623,157
	Paper Products-2.9%
20,200	International Paper Co.	816,282

	Retail-8.7%
7,100	Abercrombie & Fitch Co.	223,650
20,400	Dollar General Corp.	411,060
39,800	Office Depot, Inc.**	598,194
23,100	Wal-Mart Stores, Inc.	1,228,920
		2,461,824
	Semi-conductors-3.2%
18,000	Freescale Semiconductor Inc.	257,400
32,800	Intel Corp.	657,968
		915,368

	Total Common Stock (cost-$18,158,004)	19,113,624

Principal Amount (000)		Credit Rating (Moody’s/S&P)
	CORPORATE BONDS & NOTES-18.1%
	Aerospace & Defense-0.4%
$130	General Dynamics Corp., 2.125%, 5/15/06	A2/A	128,588

	Automotive-0.1%
15	Ford Motor Co., 7.45%, 7/16/31	Baa1/BBB-	14,708

	Banking-1.7%
135	KeyCorp, 2.75%, 2/27/07	A2/A-	133,666
170	U.S. Bank NA, 2.85%, 11/15/06	Aa2/AA-	169,696
175	Wachovia Corp., 4.95%, 11/1/06	Aa3/A	181,757
			485,119

Principal Amount (000)			Value*

	Business Services-0.1%
$40	Cendant Corp., 6.875%, 8/15/06	Baa1/BBB	$42,634

	Consumer Products-0.4%
125	Procter & Gamble Co., 3.50%, 12/15/08	Aa3/AA-	124,905

	Drugs & Medical Products-0.6%
170	Bristol-Myers Squibb Inc., 4.75%, 10/1/06	A1/A+	175,667

	Energy-0.4%
110	Duke Capital LLC, 4.302%, 5/18/06	Baa3/BBB-	111,582

	Financial Services-3.4%
175	American Express Co., 5.50%, 9/12/06	A1/A+	183,279
50	CIT Group Inc., 7.75%, 4/2/12	A2/A	59,173
120	Citigroup Inc., 5.00%-6.00%, 3/6/07-2/21/12	Aa1/AA-	128,044
140	Credit Suisse First Boston USA Inc., 5.75%, 4/15/07	Aa3/A+	148,459
75	Goldman Sachs Group Inc., 5.70%, 9/1/12	Aa3/A+	79,251
190	JP Morgan Chase & Co., 5.25%, 5/30/07	Aa3/A+	199,663
170	Merrill Lynch & Co., 6.15%, 1/26/06	Aa3/A+	177,676
			975,545
	Financing-3.2%
80	American Express Credit Co., 3.00%, 5/16/08	Aa3/A+	78,632
25	Boeing Capital Corp., 6.50%, 2/15/12	A3/A	27,987
155	General Electric Capital Corp., 5.35%-6.00%, 3/30/06-6/15/12	Aaa/AAA	164,204
145	General Motors Acceptance Corp., 6.75%, 1/15/06	A3/BBB	151,248
75	Ford Motor Credit Co., 6.125%, 1/9/06	A3/BBB-	77,684
75	Household Finance Corp., 7.00%, 5/15/12	A1/A	85,833
120	John Deere Capital Corp., 3.125%, 12/15/05	A3/A-	120,504
190	International Lease Finance Corp., 4.00%, 1/17/06	A1/AA-	193,028
			899,120
	Food & Beverage-2.3%
175	Coca-Cola Enterprises Inc., 5.25%, 5/15/07	A2/A	183,982
180	General Mills Inc., 2.625%, 10/24/06	Baa2/BBB+	177,397
125	Kellogg Co., 2.875%, 6/1/08	Baa2/BBB+	122,555
160	Kraft Foods Inc., 4.625%, 11/1/06	A3/BBB+	164,546
			648,480
	Healthcare-0.3%
100	Tenet Healtcare Corp., 5.00%, 7/1/07	B3/B-	99,250

	Metals & Mining-0.8%
210	Alcoa Inc., 4.25%, 8/15/07	A2/A-	215,717

Principal Amount (000)			Value*

	Multi-Media-0.7%
$25	News America Holdings, 9.25%, 2/1/13	Baa3/BBB-	$32,118
160	Viacom Inc., 6.40%, 1/30/06	A3/A-	167,495
			199,613
	Oil & Gas-1.3%
190	ChevronTexaco Capital Co., 3.50%, 9/17/07	Aa2/AA	191,775
170	ConocoPhillips, 3.625%, 10/15/07	A3/A-	171,701
			363,476
	Retail-0.6%
155	Safeway Inc., 6.15%, 3/1/06	Baa2/BBB	161,596

	Telecommunications-1.7%
90	AT&T Wireless Services Inc., 7.35%, 3/1/06	Baa2/BBB	95,571
150	Motorola Inc., 4.608%, 11/16/07	Baa3/BBB	154,116
155	SBC Communications Inc., 5.75%, 5/2/06	A1/A+	161,837
50	Verizon Global Funding Corp., 7.375%, 9/1/12	A2/A+	58,388
			469,912

	Waste Management-0.1%
25	Waste Management Inc., 6.50%, 11/15/08	Baa3/BBB	27,406

	Total Corporates Bonds & Notes (cost-$5,109,609)		5,143,318

	U.S. GOVERNMENT AGENCY SECURITIES-0.1%
25	Fannie Mae, 6.25%, 2/1/11 (cost-$25,176)	Aa2/AA-	27,602

	U.S. TREASURY BONDS & NOTES-0.8%
220	2.625%, 3/15/09 (cost-$218,285)	Aaa/AAA	214,156

	SHORT-TERM INVESTMENTS-14.6%
	CORPORATE NOTES-2.3%
	Automotive-0.5%
130	DaimlerChrysler NA Holdings, 3.40%-7.40%, 12/15/04-1/20/05	A3/BBB	130,978

	Energy-0.2%
60	Dominion Resources Inc., 7.625%, 7/15/05, Ser. B	Baa1/BBB+	62,299

	Financial Services-0.5%
80	Bear Stearns Co. Inc., 6.25%, 7/15/05	A1/NR	82,345
45	CIT Group Inc., 7.125%, 10/15/04	A2/A	45,068
			127,413

Principal Amount (000)			Value
	Forestry-0.1%
$44	Weyerhaeuser Co., 5.50%, 3/15/05	Baa2/BBB	$44,578

	Multi-Media-0.7%
105	AuL Time Warner Inc., 5.625%, 5/1/05	Baa1/BBB+	106,882
85	Walt Disney Co., 7.30%, 2/8/05	Baa1/BBB+	86,458
			193,340
	Telecommunications-0.3%
90	Verizon Global Funding Corp., 6.75%, 12/1/05	A2/A+	94,216

	Total Corporate Notes (cost-$654,716)		652,824

	U.S. TREASURY BILLS-4.6%
1,300	1.625%, 5/18/05 (cost-$1,297,828)		1,297,715

	REPURCHASE AGREEMENT-7.7%
2,196	Repurchase Agreement with UBS dated 9/30/04, 1.40% due 10/1/04, proceeds: $2,196,085; collateralized by Fannie Mae, 3.875%, 7/7/05, valued at $2,241,274 (cost-$2,196,000)		2,196,000

	Total Short-Term Investments (cost-$4,003,476)		4,146,539

	Total Investments (cost-$27,659,618)	101.0%	28,645,239
	Liabilities in excess of other assets	(1.0)	(294,974)
	Net Assets	100.00%	$28,350,265

Notes to Schedule of Investments

*   Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Debt securities (other than short-term obligations) are valued each business day by an independent pricing service using methods which include information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Short-term investments maturing in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days.  Portfolio securities and other financial instruments for which market quotations are not readily available are fair or if a development/event occurs that may significantly impact the value of the security, may be fair-valued pursuant to guidelines established by the Board of Trustees.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

** Non-income producing security

Glossary:

ADR - American Depository Receipt.

AMBAC - insured by American Municipal Bond Assurance Corp

CP- Certificates of Participation

FGIC - insured by Financial Guaranty Insurance Co.

FRN - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on September 30, 2004.

FSA - insured by Financial Security Assurance, Inc.

NR - Not Rated

REIT - Real Estate Investment Trust

¥ - Japanese Yen

Item 2. Controls and Procedures

a)              The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Advisors VIT

By	/s/ Brian S. Shlissel
President, Secretary & Trustee

Date: November 26, 2004

By	/s/ Lawrence G. Altadonna
Treasurer

Date: November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President, Secretary & Trustee

Date: November 26, 2004

By	/s/ Lawrence G. Altadonna
Treasurer

Date: November 26, 2004